Credit Agreements (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Credit Agreements Details [Line Items]
Total amount of credit facilities available	$ 664
Outstanding Unsecured Letter Of Credit [Member]
Credit Agreements Details [Line Items]
Letters Of Credit Outstanding Amount	135
Outstanding Secured Letter Of Credit [Member]
Credit Agreements Details [Line Items]
Letters Of Credit Outstanding Amount	379
Combined Credit Facility [Member]
Credit Agreements Details [Line Items]
Total amount of credit facilities available	300
Amount of unsecured borrowing capacity	100
Committed Secured Letter Of Credit Facility A [Member]
Credit Agreements Details [Line Items]
Total amount of credit facilities available	$ 200
Maturity date of facility	Dec. 31, 2019
Committed Secured Letter Of Credit Facility B [Member]
Credit Agreements Details [Line Items]
Total amount of credit facilities available	$ 80
Maturity date of facility	Dec. 31, 2017